INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Others (Details) - RUB (₽) ₽ in Millions		1 Months Ended								9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates
Proceeds from disposal of ownership interest in associate											₽ 3,014	₽ 2,450	₽ 3,067
Statement of profit or loss
Total interest expense											41,526	40,686	44,123
Net (income)/loss for the year											64,269	62,073	55,099
Total comprehensive (loss) / income for the year											₽ 65,466	₽ 63,717	63,530
LLC Factorin
Investments in associates
Proportion of ownership interest in joint venture ( in percentage)		100.00%
Zelenaya Tochka Group Achemar Holdings Ltd
Investments in associates
Proportion of ownership interest in subsidiary			100.00%
Carrying value of previously held equity interest	₽ 1,166
Fair value of previously held equity interest			₽ 1,582
Gain on remeasurement of previously held interest upon acquisition			416
Proportion of ownership interest in joint venture ( in percentage)	51.00%
Statement of profit or loss
Gain on remeasurement of previously held interest upon acquisition			₽ (416)
Achemar Holdings Limited and Clarkia Holdings Limited
Investments in associates
Total consideration					₽ 1,370
Purchase price share due to fair value of options					₽ 166
Proportion of ownership interest in joint venture ( in percentage)					51.00%
Fancy Show
Investments in associates
Proportion of ownership interest in joint venture ( in percentage)												36.00%
Amaran Limited
Investments in associates
Total consideration		₽ 867
Proportion of ownership interest in joint venture ( in percentage)		51.00%
Zelenaya Tochka Group
Investments in associates
Proportion of ownership interest in subsidiary											100.00%	51.00%
OZON Holdings Limited
Investments in associates
Proportion of ownership interest sold in associate							18.69%
Proceeds from disposal of ownership interest in associate		₽ 2,452		₽ 2,450			₽ 7,902			₽ 3,000
Less: carrying amount of investment on the date of disposal							(4,065)
Gain recognized							3,837
Current tax expense regarding gain recognized on sale of associates							₽ 420
YouDo
Investments in associates
The Group's share in associate									13.68%
Total consideration									₽ 824
YouDo | Maximum
Investments in associates
The Group's share in associate											20.00%
Sistema-Rentnaya Nedvizhimost
Investments in associates
Ownership percentage sold								40.26%
Proceeds from sales of investments accounted for using equity method								₽ 450
SWIPGLOBAL
Investments in associates
The Group's share in associate						15.01%
Total consideration						₽ 75
SWIPGLOBAL | Maximum
Investments in associates
The Group's share in associate											20.00%
Investments in individually insignificant associates and joint ventures
Statement of profit or loss
Net (income)/loss for the year											₽ 856	₽ 1,048	(2,448)
The Group's share of the profit of the associate for the year											181	273	(341)
Total comprehensive (loss) / income for the year											856	1,048	(2,448)
The Group's share of total comprehensive income of the associate for the year											181	273	₽ (341)
Investments in individually insignificant joint ventures
Investments in associates
Gain on remeasurement of previously held interest upon acquisition											415
Statement of profit or loss
Net (income)/loss for the year											114	3
The Group's share of the profit of the associate for the year											32	17
Total comprehensive (loss) / income for the year											114	3
Gain on remeasurement of previously held interest upon acquisition											(415)
Compensation of losses											(96)
The Group's share of total comprehensive income of the associate for the year											₽ (479)	₽ 17